GRANT PROCEEDS RECEIVABLE (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Grant Proceeds Receivable 1	$ 11,700,000
Grant Proceeds Receivable 2	10,653,382
Grant Proceeds Receivable 3	1,050,000
Grant Proceeds Receivable 4	35,520,000
Grant Proceeds Receivable 5	8.70%
Grant Proceeds Receivable 6	$ 7,364,200